ACCOUNTS PAYABLE AND OTHER - Schedule of Post-Employment Benefits (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Subclassifications of assets, liabilities and equities [abstract]
Plan assets	$ 516	$ 592
Less accrued benefit obligation:
Defined benefit pension plan	(685)	(790)
Other post-employment benefits	(90)	(88)
Net liability	(259)	(286)
Less: net actuarial gains (losses)	(2)	2
Accrued benefit liability related to defined benefit plan	$ (261)	$ (284)